Other income net - Summary of Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenue [Abstract]
Interest income on financial assets carried at amortized cost	$ 135	$ 161	$ 181
Interest income on financial assets fair valued through other comprehensive income	86	55	46
Dividend income on investments carried at fair value through profit or loss		1
Gain / (loss) on investments carried at fair value through profit or loss	24	10	26
Gain / (loss) on investments carried at fair value through other comprehensive income		11	6
Interest income on income tax refund		1	37
Exchange gains / (losses) on forward and options contracts	12	75	(66)
Exchange gains / (losses) on translation of other assets and liabilities	24	(47)	139
Others	27	30	26
Other income	$ 308	$ 297	$ 395